Schedule of changes in liabilities from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net cash flow from financing activities	$ 6,585,892	$ 1,410,473	$ (780,437)
Effect of foreign exchange rate changes	(22,669)	(5,357)
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
January 1	8,999,751	6,964,927	6,328,892
Net cash flow from financing activities		2,034,824
Proceeds from short-term loans from a related party	8,249,052
Payments on short-term loans	(5,868,457)
Proceeds from long-term loans			636,035
Payments on long-term loans
Exchange adjustment
Effect of foreign exchange rate changes	(389,742)
Changes from other activities
December 31	10,990,604	8,999,751	6,964,927
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
January 1	1,037,768	980,200	1,223,636
Net cash flow from financing activities			(176,487)
Proceeds from short-term loans from a related party
Payments on short-term loans
Proceeds from long-term loans	1,070,449	482,284
Payments on long-term loans	(411,018)	(421,063)	642,467
Exchange adjustment
Effect of foreign exchange rate changes	(44,941)	(3,653)
Changes from other activities			(709,416)
December 31	1,652,258	1,037,768	980,200
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
January 1	163,775	105,745	4,491,496
Net cash flow from financing activities	(180,327)	(205,321)	(4,261,578)
Proceeds from short-term loans from a related party
Payments on short-term loans
Proceeds from long-term loans			(206,147)
Payments on long-term loans
Exchange adjustment			81,974
Effect of foreign exchange rate changes	(7,092)	(26,426)
Changes from other activities	105,722	289,777
December 31	82,078	163,775	105,745
Total Liabilities From Financing Activities [member]
IfrsStatementLineItems [Line Items]
January 1	10,201,294	8,050,872	12,044,024
Net cash flow from financing activities	(180,327)	1,829,503	(4,438,065)
Proceeds from short-term loans from a related party	8,249,052
Payments on short-term loans	(5,868,457)
Proceeds from long-term loans	1,070,449	482,284	429,888
Payments on long-term loans	(411,018)	(421,063)	642,467
Exchange adjustment			81,974
Effect of foreign exchange rate changes	(441,775)	(30,079)
Changes from other activities	105,722	289,777	(709,416)
December 31	$ 12,724,940	$ 10,201,294	$ 8,050,872